Report of the directors financial review risk report - Own funds (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Common equity tier 1 capital: regulatory adjustments [Abstract]
Common equity tier 1 capital before regulatory adjustments	£ 170,986	£ 164,071
Total regulatory adjustments to common equity tier 1	(41,167)	(39,160)
Common equity tier 1 capital	129,819	124,911
Additional tier 1 capital before regulatory adjustments	20,870	19,286
Total regulatory adjustments to additional tier 1 capital	(70)	(70)
Additional tier 1 capital	20,800	19,216
Tier 1 capital	150,619	144,127
Tier 2 capital before regulatory adjustments	29,220	29,334
Total regulatory adjustments to tier 2 capital	(1,343)	(1,075)
Tier 2 capital	27,877	28,259
Total capital	£ 178,496	£ 172,386
Capital ratios
Common equity tier 1 ratio	14.60%	14.90%
Tier 1 ratio	17.00%	17.20%
Total capital ratio	20.10%	20.60%